CASH AND CASH EQUIVALENTS (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash for immediate withdrawal		$ 3,289	$ 3,316
Cash equivalents - short-term deposits	[1]	36,983	18,009
Cash and cash equivalents		$ 40,272	$ 21,325	$ 43,749	$ 25,931	$ 18,059	$ 28,742
Average annual interest rate on short-term bank deposits		2.05%	1.05%

[1]	The cash equivalents are short-term bank deposits denominated in USD and bear interest at an average annual rate of 2.05% and 1.050% as of December 31, 2018 and 2017, respectively.